Document and Entity Information	3 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Current Fiscal Year End Date	--06-30
Entity Registrant Name	Iris Energy Ltd
Entity Central Index Key	0001878848
Entity File Number	001-41072
Entity Address, Address Line One	Level 6
Entity Address, Address Line Two	55 Market Street
Entity Address, City or Town	Sydney, NSW
Entity Address, Country	AU
Entity Address, Postal Zip Code	2000